COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 — COMMITMENTS AND CONTINGENCIES

Litigation and contingencies

The Company may periodically become subject to legal proceedings and claims arising in connection with its business. As of March 31, 2026, there were no claims or actions pending against the Company that, in the opinion of management, are likely to have a material adverse effect on the Company.

NOTE 11 — COMMITMENTS AND CONTINGENCIES

Litigation and contingencies

The Company may periodically become subject to legal proceedings and claims arising in connection with its business. As of December 31, 2025, there were no claims or actions pending against the Company that, in the opinion of management, are likely to have a material adverse effect on the Company.